MEPCO SALE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 01, 2017
Asset Purchase Agreement [Abstract]
Loans	$ 2,725,023	$ 2,582,520
Cash proceeds from sale of assets	0	0	$ 33,446
Commercial [Member]
Asset Purchase Agreement [Abstract]
Loans	$ 1,166,695	$ 1,144,481
Mepco [Member]
Asset Purchase Agreement [Abstract]
Net payment plan receivables				$ 33,100
Furniture and equipment				200
Other assets				1,600
Liabilities assumed				2,000
Cash proceeds from sale of assets			33,400
Gain (loss) on sale of assets			$ 0
Mepco [Member] | Commercial [Member]
Asset Purchase Agreement [Abstract]
Loans				$ 500